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1933 Act Rule 485(b) 1933 Act File No. 002-73024 1940 Act File No. 811-03213

August 21, 2009

VIA EDGAR SUBMISSION Filing Desk U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549 RE: Nationwide Variable Insurance Trust File Nos. 002-73024 and 811-03213

Dear Sir or Madam:

     Pursuant to Rule 485(b) under the Securities Act of 1933, as amended, submitted electronically for filing via EDGAR, is Post-Effective Amendment No. 131, Amendment No. 132 to the Registration Statement on Form N-1A (the “Amendment”) of Nationwide Variable Insurance Trust.

     The Amendment is being filed under Rule 485(b)(1)(iii) for the purpose of delaying the effectiveness of Post-Effective Amendment No. 130, Amendment No. 131 until August 31, 2009. In our judgment, this Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

     Please direct any inquiries regarding this filing to my attention at (202) 419-8417 or in my absence to Barbara A. Nugent, Esquire at (215) 564-8092.

Very truly yours, /s/Prufesh R. Modhera____ Prufesh R. Modhera, Esquire cc: Allan J. Oster, Esquire